INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales and Purchases Of Legacy Dole (Details) $ in Thousands	7 Months Ended
Jul. 29, 2021 USD ($)
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Purchases	$ 30,856